Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Defined benefit pension expense	$ 11,433	$ 11,671
Defined contribution pension expense	2,061	1,774
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	11,295	11,044
Past service cost	4,989	0
Total service cost	16,284	11,044
Net interest expense	785	874
Administration cost	83	77
Defined benefit pension expense	17,152	11,995
Defined contribution pension expense	$ 2,061	$ 1,791